Related party transactions - Summary (Details) - CAD ($)			12 Months Ended
	Nov. 01, 2018	Dec. 09, 2013	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Management agreement with affiliates of Bain Capital		5 years
Management fees, related party transactions					$ 10,300,000
Termination fees, related party transactions					9,600,000
Interest expense, related party transactions					3,800,000
Expenses incurred with related parties			$ 1,000,000	$ 1,400,000
Amounts payable, related party transactions			100,000	100,000
Disclosure of transactions between related parties [abstract]
Short term employee benefits			13,200,000	10,400,000	5,400,000
Long term employee benefits			100,000	0	0
Termination benefits			0	200,000	400,000
Share-based compensation			2,900,000	1,600,000	4,500,000
Compensation expense			16,200,000	$ 12,200,000	$ 10,300,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			0
Leases as lessee, related party transactions			600,000
Purchases of goods, related party transactions			$ 3,000,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Liabilities incurred	$ 3,000,000
Amortization period of acquisition-related costs	2 years